Parent-Only Financial Statements - Schedule of Condensed Balance Sheets (Details) - Parent [Member]		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
ASSETS/(LIABILITIES)
Cash and cash equivalents		¥ 2,227,649	$ 309,895	¥ 1,205,993
Prepayments		891	124	13,776
Due from intercompany		814,547,651	113,314,180	456,041,568
Investment in subsidiaries		(585,987,070)	(81,518,429)	(471,994,335)
TOTAL ASSETS (LIABILITIES)		230,789,121	32,105,770	(14,732,998)
SHAREHOLDERS’ EQUITY (DEFICIT)
Additional paid-in capital		780,499,664	108,577,662	428,310,028
Accumulated deficit		(565,218,741)	(78,629,283)	(452,031,693)
Statutory reserves		6,647,109	924,699	6,647,109
Accumulated other comprehensive income		8,647,353	1,202,959	2,254,558
TOTAL NANO LABS LTD SHAREHOLDERS’ EQUITY (DEFICIT)		230,789,121	32,105,770	(14,732,998)
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares, value	[1]	176,842	24,601	50,106
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares, value	[1]	¥ 36,894	$ 5,132	¥ 36,894

[1]	After giving effect of the reverse stock splits, see Note 12.